OFI Global Asset Management, Inc.

225 Liberty Street

New York, New York 10281-1008

June 18, 2018

Via Electronic Transmission

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Proxy Statement for Oppenheimer Rochester Minnesota Municipal Fund

Dear Mr. Cowan:

An electronic ("EDGAR") filing is transmitted herewith pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). This filing contains definitive proxy materials to be furnished to shareholders of Oppenheimer Rochester Minnesota Municipal Fund (the "Fund") in connection with the special meeting of the Fund’s shareholders scheduled to be held July 27, 2018. Those materials include the proxy statement, ballot, and notice of meeting. The materials reflect the new name of the Fund, Oppenheimer Municipal Fund, which is expected to go into effect following shareholder approval of the proposal to change the Fund’s fundamental investment policy. The Fund expects to mail the definitive materials to shareholders on or about June 22, 2018.

We have reviewed your comments, received on May 22, 2018, to the Fund’s preliminary proxy materials filed with the Securities and Exchange Commission (the “SEC”) on May 17, 2018. For your convenience, we have included each of your comments in italics, followed by our response. The captions used below correspond to the captions the Fund uses in the proxy materials and defined terms have the meanings defined therein.

1.	In the “Questions and Answers” section, following “Will my vote make a difference?”, please revise the response to state Yes or No.

This change has been made.

2.	Please delete the reference to the current fundamental policy in the notice of meeting and on the proxy card.

This change has been made with respect to the notice of meeting; the current fundamental policy is not referenced on the proxy card.

3.	Please delete “in the opinion of counsel to the issuer of each security” from the Fund’s proposed fundamental policy, as this qualification is inconsistent with the requirements of Rule 35d-1.

We believe the proposed fundamental policy’s language is not inconsistent with the requirements of Rule 35d-1. Rule 35d-1 requires that an investment company that uses a name suggesting that its distributions are exempt from federal income tax or from both federal and state income taxes adopt a fundamental policy: (i) to invest at least 80% of its assets in investments the income from which is exempt, as applicable, from federal income tax or from both federal and state income tax; or (ii) to invest its assets so that at least 80% of the income that it distributes will be exempt, as applicable, from federal income tax or from both federal and state income tax. Rule 35d-1 does not specify the exact language required to be used by such a fund. The Fund’s proposed fundamental policy satisfies the requirement for the Fund to adopt an 80% test with respect to tax-exempt securities, and the inclusion of “in the opinion of counsel to the issuer of each security” in the policy is intended to, as a practical matter, indicate to shareholders that the Fund’s relevant investments will be made in securities that have been confirmed by counsel to be, in fact, tax-exempt. The language purposefully restricts the Fund from including in its investments relating to the 80% test any securities whose tax-exempt status is insufficiently certain, such that counsel has not provided an opinion affirming such status. This is intended to protect shareholders and to add clarity around the tax-exempt nature of the Fund’s 80% test investments.

In addition, the language of the Fund’s proposed fundamental policy is consistent with industry practices. See, e.g., BlackRock National Municipal Fund; PIMCO Municipal Bond Fund; and MainStay MacKay High Yield Municipal Bond Fund. Moreover, the relevant language is also included in the Fund’s current fundamental policy; it was added following shareholder approval in 2013 of a proposal to revise the Fund’s fundamental policy by, among other things, adding the language in question. Shareholders have therefore clearly affirmed and approved the Fund’s use of this specific language in its 80% test. Based on the foregoing, we respectfully decline to make the requested change.

4.	Please add a proposal regarding approving the amended advisory agreement here and on the proxy card.

Because the Fund’s advisory fees will be reduced across all breakpoints, contingent on shareholders’ approval of the change to the fundamental policy, we do not intend to seek shareholder approval regarding an amended advisory agreement. We believe this approach is consistent with the staff’s view expressed in various no-action letters, including The R.O.C. Taiwan Fund (pub. avail. Feb. 11, 2000); Washington Mutual Investors Fund, Inc. (pub. avail. May 14, 1993); and Limited Term Municipal Fund, Inc. (pub. avail. Nov. 17, 1992) (in which the staff agreed not to recommend enforcement action against an investment adviser under Section 15(a) if, without prior shareholder approval, a fund's investment advisory contract was amended to reduce the fee paid under the contract, provided that the proposed fee reduction would not decrease or modify the nature or level of services that the investment adviser provides to the fund). While we respectfully decline to add a proposal regarding approval of an amended advisory agreement, disclosure has been added to clarify that no changes will be made to the nature or level of services that the Manager and the Sub-Adviser provide to the Fund.

5.	In the notice of meeting, please clarify whether shareholders may vote in person as well.

This change has been made.

6.	Under “Proposal to Change the Fundamental Investment Policy for the Fund,” please consider presenting the summary of the differences in the current fund and the fund following shareholder approval of the new fundamental policy in tabular form instead of, or in addition to, the narrative text in the second paragraph.

The narrative text is intended to supplement the chart provided, and to provide additional context for certain of the changes that are expected to be made to the Fund, following shareholder approval of the proposed change to the fundamental policy. We believe the narrative text helps shareholders to better understand the rationale behind the proposal they are being asked to approve, and that the existing chart sufficiently summarizes the differences previously described in a narrative fashion.

7.	The first sentence of the second paragraph begins “The chart set forth below summarizes the differences between the Fund’s current fundamental investment policy and the proposed fundamental policy…” This does not appear to be accurate. The chart includes Fund Name, Investment Objective, Portfolio Managers, Principal Strategies, Principal Risks, Advisory Fee, Breakpoints and Benchmark Index.

The first sentence of that paragraph also indicates that the chart summarizes additional changes that will be implemented only if the Proposal is approved. We believe the sentence is sufficiently clear to shareholders and therefore, we respectfully decline to revise the sentence.

8.	Please explain why the advisory fee will be reduced and the reason for new portfolio managers. The disclosure lacks context for why the change in fundamental policy results in the advisory fee and portfolio manager changes. The disclosure should also include required qualifications and other information specified by Form N-1A as to the new portfolio managers.

If shareholders approve the change to the Fund’s fundamental investment policy, the Fund will be able to transition from a Minnesota-focused municipal fund to a national municipal fund that does not focus on municipal securities issued by a particular state, as described in the proxy statement. Should the Fund make such a transition, the investment adviser has determined that, in order for the Fund to remain competitive with peer national municipal funds, the advisory fees should be lowered. Disclosure clarifying this has been added. With respect to the new portfolio managers, as explained in the proxy statement, the existing group of portfolio managers is being realigned across the Oppenheimer Rochester funds, with two members of the current team of portfolio managers remaining as the portfolio managers of the Fund. Information required by Form N-1A regarding the two current portfolio managers of the Fund who will be continuing in those roles following shareholder approval and the transition to a national municipal fund is included in the Fund’s current registration statement.

9.	Please highlight any differences in principal risks.

This is addressed in the narrative preceding the table: “The principal risks are substantially similar, except that the current principal risks regarding investments in securities issued by U.S. territories and possessions are no longer applicable.”

10.	With respect to the Expense Ratio table:

a.	Please clarify that the fees shown in the Expense Ratios table are current fees.

This change has been made.

b.	Some narrative context might be helpful here explaining new fees. Also, please include the N-1A fee table narrative.

These changes have been made.

c.	Please revise the headings to "Current Fees for Class [ ]" and "Proposed Fees for Class [ ].” As presented, the headings imply a new "class" of shares is being proposed.

These changes have been made.

d.	Are the fee waivers/expense reimbursements subject to recapture?

The Fund confirms the fee waivers/expense reimbursements are not subject to recapture.

e.	In footnote 5 to the fee table, please specify the date beyond which the waivers may be amended or withdrawn, which must be at least one year from the date of the changes are approved.

This change has been made.

11.	Item 20 to Schedule 14A applies to proposals to change fundamental policies. As such, the proxy should include disclosure regarding board considerations, among other things, in substantially the same degree of detail as is required by Item 22.

This change has been made.

12.	If applicable, provide the name and address of the Fund's administrator.

This is not applicable.

13.	Under “Shareholder Approval,” there is discussion of an Amended Advisory Agreement. Please confirm whether an Amended Advisory Agreement is being submitted to shareholders for approval, and revise the disclosure as appropriate.

No Amended Advisory Agreement is being submitted to shareholders for approval, and the disclosure has been amended accordingly.

14.	Please disclose the material terms of the contract between the Manager and AST with respect to proxy solicitation assistance.

This change has been made.

15.	Please revise the disclosure so that the discussion is clear between "broker non-votes" of NYSE members and other brokers, banks and financial intermediaries.

This change has been made.

16.	Please move up the "broker non-vote" sentence from the end of the “Voting by Broker-Dealers” section up to the second sentence of the section.

This change has been made.

17.	In “Voting by Broker-Dealers,” the sentence stating “A properly executed proxy card or other authorization by a beneficial owner of Fund shares that does not specify how the beneficial owner’s shares should be voted on the Proposal may be deemed an instruction to vote for such Proposal.” seems to conflict with the prior sentence, which states “Broker-dealer firms will not be permitted voting authority with respect to proxies for which no instructions have been received from their customers and clients in connection with the Proposal.”

The first sentence relates to a scenario in which the beneficial owner has properly executed a proxy card that has been received by the proxy tabulator, but has not specified whether the vote is in favor of or against the Proposal. In such an instance, the proxy tabulator will count the properly executed proxy card as a vote in favor. The second sentence relates to a scenario in which the beneficial owner has not informed the broker-dealer of whether to vote for or against the Proposal; in such an instance, the broker-dealer will not be permitted to vote, resulting in a broker non-vote. The disclosure has been clarified accordingly.

18.	Please clarify whether in fact service agents are actually treated the same as broker-dealers.

The Fund confirms the disclosure regarding service agents is accurate.

19.	Please be clear as to which servicing agents are required to use “echo voting” such that a shareholder would be aware that shares held by their service agent would be voted in this manner.

The relevant disclosure has been deleted.

20.	Please confirm to the staff whether this fund is currently held by insurance company separate accounts. If so, we may have additional comments.

The Fund confirms that no Fund shares are currently held by insurance company separate accounts.

* * * * *

Please direct any questions you may have regarding the proxy statement or this letter to the undersigned at 212-323-5909 or cliuhartman@ofiglobal.com.

Sincerely,

/s/ Carolyn Liu-Hartman
Carolyn Liu-Hartman
Vice President & Associate General Counsel

cc:	Taylor Edwards, Esq.
Kramer Levin Naftalis & Frankel LLP